Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Schedule of Aggregate Cost, Interest Income, Gross Unrealized Holding Gains, Foreign Exchange Translation Adjustments and Aggregate Fair Value of Available-for-Sale Investments

As at December 31, 2014, all the investment securities held by the Company are classified as available-for-sale investments. The aggregate cost, interest income, gross unrealized holding gains, foreign exchange translation adjustments, and aggregate fair value of available-for-sale investments at December 31, 2014 were as follows:

	Aggregate cost basis	Interest income	Gross unrealized holding gains	Foreign currency translation adjustments	Aggregate fair value
	RMB	RMB	RMB	RMB	RMB
Corporate convertible notes	9,237,000	307,140	982,848	(63,498)	10,463,490
Redeemable convertible preferred shares	52,751,569	—	10,230,475	(323,484)	62,658,560

Total	61,988,569	307,140	11,213,323	(386,982)	73,122,050